Segment Information (Reconciliation of Operating Profit (Loss) from Segments to Consolidated) (Details) - USD ($) $ in Millions	3 Months Ended													12 Months Ended
	Dec. 31, 2018	[1]	Sep. 30, 2018	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017	[1]	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income	$ 6,160		$ 7,269	$ 6,466		$ 6,201		$ 1,281		$ 5,807	$ 6,526		$ 6,356	$ 26,096	$ 19,970	$ 23,543
Interest expense														7,957	6,300	4,910
Equity in net income (loss) of affiliates														48	128	(98)
Other income (expense) - net														6,782	1,597	1,081
Income Before Income Taxes														24,873	15,139	19,812
Operating Segments [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														38,525	32,627	33,044
Equity in net income (loss) of affiliates														(55)	(56)	(61)
Income Before Income Taxes														38,580	32,683	33,105
Operating Segments [Member] | Communications [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														32,266	31,687	32,429
Equity in net income (loss) of affiliates														4	2	(8)
Income Before Income Taxes														32,262	31,685	32,437
Operating Segments [Member] | WarnerMedia [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														5,670	91	95
Equity in net income (loss) of affiliates														(25)	29	(1)
Income Before Income Taxes														5,695	62	96
Operating Segments [Member] | Latin America [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(744)	(353)	(713)
Equity in net income (loss) of affiliates														(34)	(87)	(52)
Income Before Income Taxes														(710)	(266)	(661)
Operating Segments [Member] | Xandr [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														1,333	1,202	1,233
Equity in net income (loss) of affiliates														0	0	0
Income Before Income Taxes														1,333	1,202	1,233
Certain Significant Items [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(925)	(4,156)	(87)
Certain Significant Items [Member] | Corporate and Other [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(1,888)	(1,881)	(1,801)
Merger and intergration charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(1,234)	(798)	(1,203)
Amortization of intangibles acquired
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(6,931)	(4,608)	(5,177)
Employee separation charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(587)	(445)	(344)
Gain On wireless spectrum transactions [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														0	181	714
Natural disaster costs and revenue credits
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(181)	(626)	(67)
Impairments and other charges
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(157)	(3,046)	(390)
Tax Reform Special Bonus [Member]
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														0	(220)	0
Segment equity in net income (loss) of affiliates
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														(55)	(56)	(61)
Eliminations and consolidations
Segment Reporting Reconciling Item For Operating Income (Loss) From Segment To Consolidated Statements Of Income [Line Items]
AT&T Operating Income														$ (1,451)	$ (1,214)	$ (1,233)

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).